CONSOLIDATED STATEMENTS OF INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Time charter revenues	$ 109,625	$ 113,648
OPERATING EXPENSES
Voyage expenses	6,064	6,413
Vessel operating expenses	39,962	42,133
Depreciation and amortization of deferred charges	22,839	22,106
General and administrative expenses	17,133	16,729
Management fees to a related party (Note 3(a))	636	666
Gain on sale of vessels (Note 5)	(1,500)	(1,572)
Other operating loss/(income)	460	(389)
Operating income, total	24,031	27,562
OTHER INCOME/(EXPENSE)
Interest expense and finance costs (Note 11)	(21,890)	(23,650)
Interest and other income	3,778	3,776
Gain/(loss) on derivative instruments (Note 7)	(227)	361
Loss on equity securities (Note 4(b))	(403)	(400)
Gain/(loss) on warrants (Note 10(g))	515	(6,773)
Loss from equity method investments (Note 3)	(747)	(231)
Total other expenses, net	(16,492)	(28,268)
Net income/(loss)	7,539	(706)
Dividends on series B preferred shares (Notes 10(b) and 12)	(2,884)	(2,884)
Net income/(loss) attributable to common stockholders	$ 4,655	$ (3,590)
Earnings per common share, basic (Note 12)	$ 0.04	$ (0.03)
Earnings per common share, diluted (Note 12)	$ 0.04	$ (0.03)
Weighted average number of common shares outstanding, basic (Note 14)	110,095,604	112,818,414
Weighted average number of common shares outstanding, diluted (Note 14)	110,095,604	112,818,414
Gain/(loss) on related party investments	$ 2,482	$ (1,351)
Related Party [Member]
OTHER INCOME/(EXPENSE)
Gain/(loss) on related party investments	$ 2,482	$ (1,351)